UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period October 1, 2017 to December 31, 2017

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

October 1, 2017

UBS Real Estate Securities Inc.1

(Exact name of securitizer as specified in its charter)

025-00684	0001541886
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William Chandler, Managing Director (212) 713-4262

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]	UBS Real Estate Securities Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage-backed securities and commercial mortgage-backed securities asset classes, including securitizations by UBS Principal Finance LLC, from which it received an assignment of substantially all assets and assumed all liabilities. This filing covers asset-backed securities issued by the following affiliated entity: Mortgage Asset Securitization Transactions, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS REAL ESTATE SECURITIES INC.
(Securitizer)

By:	/s/ William Chandler
	Name:	William Chandler
	Title:	Managing Director

By:	/s/ John Lantz
	Name:	John Lantz
	Title:	Executive Director

Date: February 7, 2018